Intangible assets, airport concessions and goodwill - Net:	12 Months Ended
Dec. 31, 2021
Intangible assets, airport concessions and goodwill - Net:
Intangible assets, airport concessions and goodwill - Net:

Note 8 - Intangible assets, airport concessions and goodwill - Net:

The movements of intangible assets of airport concessions in the periods presented in the consolidated financial statements are as follows:

			Foreign currency
	1/1/2020		translation		Additions (*)		Transfers		12/31/2020

Concessions (Regulated Activity)	Ps.	50,586,636	Ps.	1,059,370	Ps.	107,144	Ps.	932,376	Ps.	52,685,526
Contracts assets		978,060		1,295		3,036,386		(311,676)		3,704,065
Contractor advance		696,696				355,809		(620,700)		431,805
Licences and ODC		279,797				84,930				364,727
Commercial Right’s (Unregulated Activity)		6,149,729		340,507						6,490,236
Goodwill		2,567,365								2,567,365
Accumulated amortization		(12,132,245)		(79,297)		(1,849,871)				(14,061,413)
	Ps.	49,126,038	Ps.	1,321,875	Ps.	1,734,398			Ps.	52,182,311

			Foreign currency
	1/1/2021		translation		Additions (**)		Transfers		12/31/2021

Concessions (Regulated Activity)	Ps.	52,685,526	Ps.	(284,573)	Ps.	219,336	Ps.	2,113,556	Ps.	54,733,845
Contracts assets		3,704,065		8,403		3,146,143		(2,113,556)		4,745,055
Contractor advance		431,805		(104)		278,496				710,197
Licences and ODC		364,727				27,685				392,412
Commercial Right’s (Unregulated Activity)		6,490,236		182,071						6,672,307
Goodwill		2,567,365		35,877						2,603,242
Accumulated amortization		(14,061,413)		92,993		(1,915,289)				(15,883,709)
	Ps.	52,182,311	Ps.	34,667	Ps.	1,756,371			Ps.	53,973,349
(*)

Within the most significant additions of 2020, we can mention: a) the enlargement of the terminal building, commercial platform, runways, taxiways and roads at the Merida Airport, and the commencement of works for the enlargement of terminal 3 and expansion works in terminal 4, expansion of taxiways, runways and roads at the Cancun Airport, installation of a new system to screen checked baggage, enlargement of the commercial platform, runways and taxiways at the Huatulco Airport.

(**)

Within the most significant additions in 2021 are: Mexico a) the continuation of the expansion works of the terminal building, commercial platform and roads of the Merida Airport; b) as well the continuation of the expansion works of terminal 3 and expansion works of terminal 4, expansion of taxiways, expansion of platforms and roads at Cancun Airport. At Aerostar, the expansion works of Terminal D at the LMM Airport.

The consolidated expense for amortization of intangibles related to concessions were Ps.1,750,239, Ps.1,820,239 and Ps.1,877,315 in 2019, 2020 and 2021 and has been charged to the cost of aeronautical and non-aeronautical services, this amount includes the amortization of commercial rights of Ps.172,020, Ps.181,545 and Ps.186,638 for 2019, 2020 and 2021 respectively, recognized by the valuation of its investment in accordance with IFRS 3 “Business combinations”, and the amortization of the intangible assets of Airplan for Ps.96,455, Ps.101,795 and Ps.104,651 for 2019, 2020 and 2021, respectively.

The amortization expense of the Mexican concession by Ps.664,267 in 2019, Ps.686,460 in 2020 and Ps.759,798 in 2021 has been charged to the cost of the aeronautical and non-aeronautical services.

The amortization expense of the Aerostar concessions by Ps.433,328 in 2019, Ps.492,505 in 2020 and Ps.486,507 in 2021 has been charged to the cost of aeronautical and non-aeronautical services.

The amortization expense of the Airplan concessions by Ps.384,169 in 2019, Ps.357,934 in 2020 and Ps.339,676 in 2021 has been charged to the cost of aeronautical and non-aeronautical services.

The expense for amortizing licenses and ODC by Ps.20,374 in 2019, Ps.29,632 in 2020 and Ps.37,974 in 2021 has been charged to administrative expenses.

8.1) Impairment testing of goodwill

The Company reviews the performance of business in the countries where its subsidiaries operate, considering three CGUs per country of operation.

Airport operations were affected in 2020 due to COVID-19, which led to a decrease in passenger traffic. This situation led to the closure of terminals in the subsidiary Airplan from the last week of March until the third week of September. In the case of Mexico, terminals 2 and 3 at Cancun International Airport were temporarily closed as from April 11 and 18, 2020, respectively, and were reopened on July 14 and October 1, respectively. These events are indicators of impairment and the Administration performed impairment testing, first at September 30, 2020 and subsequently at December 31, 2020, for each of the three CGUs identified by the Company. From the testing, no impairment in the intangible assets of the company including goodwill was recorded. For fiscal year 2020, the Company carried out impairment testing on all CGUs considering the entire value of intangible assets, airport concessions and goodwill for Ps.52,182,311.

During 2021 there was a significant recovery of passengers, where the CGUs had growth of 76% in Mexico, 99% in Aerostar and 149% in Airplan compared to 2020. This situation caused that during the year there were no events that constituted indications of impairment in none of the 3 countries, so Management was not required to perform impairment tests on all intangible assets and airport concessions on intermediate dates, in the CGUs of Aerostar and Airplan impairment tests were carried out for annual requirement to the value of goodwill which as of December 31, 2021 is Ps.2,603,242.

Goodwill is assigned to the operating segments that are expected to benefit from the synergies of the business combination, regardless of whether other assets or liabilities of the acquired entities are assigned.

The following is a summary of the allocation of goodwill for each operating segment:

	December 31,
	2020		2021
Aerostar	Ps.	1,057,651	Ps.	997,644
Airplan		1,509,714		1,605,598

	Ps.	2,567,365	Ps.	2,603,242

Methodology:

Pursuant to IAS 36 methods applied to the 2020 and 2021 calculation, Management determines the recoverable value by the fair value less costs of disposal. The Company used this method for all its CGUs. To determine the fair value less costs of disposal the discounted cash flow projections approved by management are used covering a period of 28 years in 2020 for Mexico, 32 in 2020 and 31 years in 2021 for Aerostar and 12 years in 2020 and 11 years in 2021 for Airplan, which correspond to the remaining years of the airport concessions. For fiscal year 2019, the Company determined the recoverable value of each CGU on the basis of the value in use for the annual impairment testing of goodwill.

In 2020, the Company changed its valuation technique used for estimating the recoverable amount, from the traditional approach that uses a single cash flow scenario, to the expected cash flow approach that uses several scenarios of probability-weighted cash flows. The change in the valuation technique is due to a significant degree of uncertainty in the estimate and a wider range of possible cash flows projections after the impact of COVID-19.

This approach uses several cash flow projections considering the assumed probabilities of different events and/or scenarios instead of a single cash flow scenario. Although there may be several scenarios and probabilities, the Company considered that the three scenarios detailed below (base, positive and negative) reflect a representative sample of possible outcomes.

The calculations use cash flow projections that are based on financial budgets and business plans prepared by management and approved by the board of directors. Budgets and business plans are updated to reflect the latest developments as of the reporting date. Management's expectations reflect performance to date and are based on its experience in times of recession and are consistent with the assumptions that a market participant would make. The calculations are supported by studies carried out by independent third parties specialized in the aeronautical industry in conjunction with studies published by the International Civil Aviation Organization (ICAO). These studies contemplate the economic impacts of COVID-19 and present different recovery curve scenarios for each CGU.

Due to the specific circumstances of each market in which the Company operates, the following scenarios were considered appropriate:

Positive - To construct a positive scenario of each CGU, a significant smooth recovery of passenger traffic was considered, that is, management increased within these scenarios a percentage applied to passenger traffic in each of the remaining years of each concession: in the case of Airplan and Aerostar in year 2020 it was 10% and for year 2021 it was 10% and 5%, respectively, on the number of passengers of the base scenario, while 5% was considered in the CGU of Mexico in year 2020 owing to different qualitative factors as vaccination plans developed over time, as well as repressed passenger demand. In addition, these percentages allocated to each CGU reflect in each of them a positive recovery aligned with optimistic recovery forecast by ICAO. Consequently, under this scenario, management expects a recovery of passengers and profits in a shorter period of years.

Base - To construct the base scenario of each CGU, current effects on the industry impacting each CGU were considered as well as the recovery and growth obtained from the studies performed by management through specialized third parties of the industry.

Negative - To construct the negative scenario for each CGU, a slower recovery in passenger traffic was considered, that is, management reduced the base scenario by a percentage applied to passenger traffic in each of the remaining years of the concession. For Airplan and Aerostar in 2020, it was -10% on both CGU and in 2021 it was -10% and -5%, respectively, while for the CGU of Mexico it amounted to -5% in 2020, owing to different qualitative factors, such as existing or new restrictions to travel, late vaccination processes against COVID-19. In addition, these percentages allocated to each CGU reflect in each of them a slower recovery that is aligned with pessimistic recovery forecast by ICAO. Consequently, within this scenario management expects a recovery of passengers and profits over a longer period of years.

The expected probability-weighted cash flow determined by the Company consisted of assigning a probability to the 3 scenarios mentioned above. The Company estimated a weighting for each of the scenarios as shown as follows:

	2020			2021
	Mexico	Airplan	Aerostar	Airplan	Aerostar

Negative scenario	25.00%	25.00%	25.00%	20.00%	15.00%
Base scenario	65.00%	65.00%	65.00%	70.00%	75.00%
Positive scenario	10.00%	10.00%	10.00%	10.00%	10.00%

No impairment was recorded in any of the CGUs under any of these 3 scenarios or under that of expected probability-weighted cash flows.

The assumptions used to estimate the recoverable amount are consistent with assumptions made by a market participant. For each CGU, the key assumptions for the base scenario were the following during 2020 and 2021:

	2020
	Mexico	Airplan	Aerostar
Discount rate	12.20%	6.92%	9.54%
Operating costs and expenses annual average	3.00%	3.00%	3.00%
Passenger growth rate in the recovery period of each CGU	34.80%	52.16%	19.37%
Recovery period (years)	5	3	5
Average growth rate of passengers in the period
after the recovery of passengers for each CGU	2.30%	4.90%	1.70%
Hierarchy level of the fair value of the recoverable of the CGU	3	3	3

	2021
	Airplan	Aerostar

Discount rate	8.57%	9.26%
Operating costs and expenses annual average	3.00%	3.00%
Passenger growth rate in the recovery period of each CGU	18.96%	— *
Recovery period(years)	1	— *
Average growth rate of passengers in the period after the recovery of passengers for each CGU	4.90%	1.70%
Hierarchy level of the fair value of the recoverable of the CGU	3	3

* this CGU recovered its passengers level in 2021

Management has determined the values assigned to each of the above key assumptions as follows:

2020 and 2021

Assumption	Approach used to determine values

Discount rates	The after-tax discount rates were used from information of listed companies of the industry where each CGU operates.

Average growth rate for operating costs and expenses.	Average growth rate during the concession period, which is based on the latest period and projected inflation trends.

Growth rate of passengers (during the recovery period of each CGU).	Weighted average growth rate of departing passengers during the recovery period aligned with industry growth.

Growth rate of departing passengers (after the recovery period of each CGU).	Weighted average growth rate of departing passengers during the concession period aligned with operating and financial growth under a recovered economic environment in terms of passenger traffic.

For the year 2020, sensitivity analyses were applied to projections of each CGU as shown below.

Taking the base scenario and applying a sensitivity analysis to the discount rate by +1% or -1% in each CGU, cash flow projections would have generated an effect of an excess of Ps.8,375,900 and Ps.18,213,261, respectively in Mexico, Ps. 563,239 and Ps.4,995,314 in Aerostar, respectively, and Ps.1,273,721 and Ps.1,857,402 in Airplan, respectively. When making a sensitivity analysis on the discount rate of the expected probability-weighted cash flow, there are no significant variations compared with the base scenario.

Further, if the variables of the three scenarios remain constant, including the discount rate, and after the sensitivity analysis performed by the Company on the weighing allocated to each scenario, even considering the negative scenario at 100%, no impairment would be recorded in any of the CGUs.

For the year 2021, sensitivity analyses were applied to projections of each CGU as shown below.

Taking the base scenario and applying a sensitivity analysis to the discount rate by +1% or -1% in each CGU, cash flow projections would have generated an effect of an excess of Ps.61,088 and Ps.4,120,188, in Aerostar, respectively, and Ps.258,900 and Ps.620,260 in Airplan, respectively. When making a sensitivity analysis on the discount rate of the expected probability-weighted cash flow, there are no significant variations compared with the base scenario.

Further, if the variables of the three scenarios remain constant, including the discount rate, and after the sensitivity analysis performed by the Company on the weighing allocated to each scenario, even considering the negative scenario al 100%, no impairment would be recorded in any of the CGUs.

8.2) Basic terms and conditions of the concessions

Mexico:

The basic terms and conditions of each concession are the following:

a.	The concession holder must undertake the construction, improvement and maintenance of the facilities in accordance with its Master Development Plan (MDP) and is required to update the plan every five years. See Note 15.b.
b.	The concession holder may only use the airport facilities for the purposes specified in the concession and must provide services in accordance with all applicable laws and regulations, and is subject to statutory oversight by the SCT. The concession holder shall pay a DUAC (currently 5% of the gross income of the concession holder, resulting from the use of public assets in accordance with the terms of the concessions) as required by the applicable law. DUAC is presented in the consolidated statement of income under “Cost of aeronautical services”. See Note 4.
c.	Fuel services and fuel supply are to be provided by the Mexican Airport and Auxiliary Services Agency, a Decentralized Public Entity.
d.	The concession holder must grant access to and the use of specific areas of the airport to government agencies to perform their activities inside the airports.
e.	The concession may be terminated if the concession holder fails to comply with certain of the obligations imposed by the concession as established in Article 27 or for the reasons specified in Article 26 of the Airport Law.
f.	Revenues resulting from the concession are regulated and subject to a review process. See Note 18.1.3.
g.	The terms and conditions of the regulations governing the operations of the Company may be modified by the SCT.

Aerostar:

The purpose of the Aerostar concession (Agreement) is to operate the public airport safely by maintaining the highest possible levels of safety and protection at the LMM Airport, and promoting, facilitating and improving commerce, tourism and economic development. The Puerto Rico authorities, Aerostar and the other airlines have agreed to the terms and conditions of the LMM Airport Facility Contract. The concession period is 40 years as of the closing of the agreement assigning the Airport’s operating rights (February 27, 2013).

Under the Agreement, Aerostar has no rights to control in full the use of the Airport facilities, for example, airport facilities that are under the supervision of the Authority or internal or external security in certain areas and it is required to provide certain maintenance services within the airport.

As part of the Agreement, the authorities granted Aerostar the right to sublease the LMM Airport non-aeronautical areas and to collect and retain the fees, charges and payments and income arising from all subleased facilities.

According to the provisions of the Agreement, the Company has the right to collect the annual contributions of all airlines, which will be equal to the sum of the: a) platform use fees; b) landing fees; c) other leases, and d) international and domestic airport use fees.

The Agreement requires Aerostar to make a cash payment of USD2,500 per year for the first five years after the first five years, the authority establishes a payment of “Annual Authority Income Share”, consisting of 5 % of the gross revenues of the airport obtained by Aerostar from the sixth year to the thirtieth year. From year 31 to 40, this amount will increase to 10% of the airport’s gross revenues.

Airplan:

The object of the concession contract is the granting by the Civil Aeronautics of Colombia and in favor of Airplan of the concession for the administration, operation, commercial exploitation, adaptation, modernization and maintenance of the airports Antonio Roldán Betancourt, El Caraño, José María Córdova, Las Brujas, Los Garzones, and Olaya Herrera.

The term of execution of the contract extends from the date of signing of the act of commencement of execution (May 15, 2008) and until the date on which one of any of the following events occurs:

●	That the regulated revenues generated are equal to the expected regulated revenues, provided that by that time 15 years have elapsed from the date of execution of the certificate of commencement of execution.
●	That 25 years have elapsed since the date of execution of the execution start certificate regardless of whether, for the time being, regulated revenues generated have not matched the value of the expected regulated revenues.
●	If the regulated income generated equals the expected regulated revenue before 15 years have elapsed from the date of execution of the certificate of commencement of execution, the duration of execution of the certificate of commencement of execution and during this term the Concessionaire must execute all the obligations under his charge under the Concession Contract.

For purposes of the regulated revenue expected as defined in the concession contract, it must be taken into consideration that the expected regulated revenue will increase once each of the complementary works (mandatory or voluntary) is delivered to the grantor.

The Grantors agree to assign the regulated and unregulated revenues corresponding to each of the airports to Airplan.

The Concessionaire is obliged, with the grantor to pay, during the term of the contract, a consideration equivalent to 19% of the gross income of the concessionaire.

The Concession granted by virtue of this contract imposes on the concessionaire the general obligation to administer, make commercial use and operate the airports in accordance with the minimum specifications set forth in the contract and at their own risk.

The determination of the economic useful life of the intangible is subject to the percentage of execution of the revenues with respect to the total expected income of the financial model that the Company has.

Contract of Trustee

For the administration of the resources of the Concession and the payment of the obligations in charge of the Concessionaire Airplan, it was forced to constitute a trust, to which it transfers all of its gross income received and all the resources of debt and capital that it obtains for the execution of the Concession.

The Trustee will maintain, in accordance with current accounting standards, a record of each and every one of the payments and transfers that are made to third parties or to the Concessionaire itself with charge to any of the accounts of the trust. The foregoing without prejudice to understand that the assignment of regulated income and non - regulated income that this agreement makes the Concession is made in favor of the Concessionaire and not the trust and that the debt and capital resources obtained by the Concessionaire should be adequately recorded as such in its own accounting and not in the Trust, since it is constituted solely for purposes of the administration of resources.

The constitution of the trust was made through the execution of an irrevocable mercantile trust and administration contract whose term will be the maximum authorized by Colombian commercial laws.

8.3) Subsequent measurement of the intangible asset

The Company will subsequently measure the intangible asset over its economic useful life at cost, less accumulated amortization and impairment loss.